Related party transactions (Details) - USD ($)	Mar. 31, 2022	Sep. 30, 2021
Related Party Transaction [Line Items]
Due to related parties		$ 57,632
Due from related parties	$ 337,746
Yefang Zhang
Related Party Transaction [Line Items]
Due from related parties	319,467
FarmNet Limited
Related Party Transaction [Line Items]
Due to related parties		54,600
Due from related parties	18,200
Zhejiang Tantech Bamboo Technology Co., Ltd.
Related Party Transaction [Line Items]
Due to related parties		$ 3,032
Xinyang Wang
Related Party Transaction [Line Items]
Due from related parties	$ 79